Common Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Common Stock
Common Stock
As of December 31, 2015, CPG had 2,000,000,000 authorized shares of common stock with a $0.01 par value.
Common Stock Offering. On December 7, 2015, CPG completed the sale of 82,225,000 shares of common stock, including 10,725,000 shares of common stock that were issued pursuant to the exercise in full of the underwriters' over-allotment option. CPG received net proceeds of $1,394.7 million, net of underwriting discounts and estimated offering expenses of approximately $44.2 million.
Common Stock Dividends. Holders of shares of CPG's common stock are entitled to receive dividends when, as and if declared by the board of directors out of funds legally available for that purpose. CPG paid quarterly common dividends totaling $0.25 per share for the year ended December 31, 2015. At its January 29, 2016 meeting, the board of directors declared a $0.12875 per share quarterly common dividend, payable on February 19, 2016 to holders of record on February 8, 2016.